Employee Future Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Future Benefits
EMPLOYEE FUTURE BENEFITS

The Corporation and its subsidiaries each maintain one or a combination of defined benefit pension plans, OPEB plans, and defined contribution pension plans. For the defined benefit pension and OPEB plan arrangements, the benefit obligation and the fair value of plan assets are measured for accounting purposes as at December 31 of each year.

Actuarial valuations are required to determine funding contributions for pension plans, at least, every three years for Fortis’ Canadian and Caribbean subsidiaries. The most recent valuations were as of December 31, 2013 for FortisBC Electric, FortisBC Energy (plans covering unionized employees) and Caribbean Utilities; December 31, 2014 for Newfoundland Power, FortisOntario and the Corporation; and December 31, 2015 for FortisAlberta and FortisBC Energy (plan covering non-unionized employees).

ITC, UNS Energy and Central Hudson perform annual actuarial valuations, as their funding contribution requirements are based on maintaining annual target fund percentages. ITC, UNS Energy and Central Hudson have all met the minimum funding requirements.

26. EMPLOYEE FUTURE BENEFITS (cont’d)

The Corporation’s investment policy is to ensure that the defined benefit pension and OPEB plan assets, together with expected contributions, are invested in a prudent and cost-effective manner to optimally meet the liabilities of the plans for its members. The investment objective of the defined benefit pension and OPEB plans is to maximize return in order to manage the funded status of the plans and minimize the Corporation’s cost over the long term, as measured by both cash contributions and defined benefit pension and OPEB expense for consolidated financial statement purposes.

The Corporation’s consolidated defined benefit pension and OPEB plan weighted average asset allocations were as follows.

Plan assets as at December 31	2016 Target Allocation
(%)		2016	2015
Equities	50	50	51
Fixed income	46	45	44
Real estate	4	4	4
Cash and other	—	1	1
	100	100	100

The fair value measurements of defined benefit pension and OPEB plan assets by fair value hierarchy, as defined in Note 30, were as follows.

Fair value of plan assets as at December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Equities	$507	$942	$—	$1,449
Fixed income	124	1,180	—	1,304
Real estate	—	13	103	116
Private equities	—	—	10	10
Cash and other	6	13	—	19
	$637	$2,148	$113	$2,898

Fair value of plan assets as at December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Equities	$417	$922	$—	$1,339
Fixed income	—	1,166	—	1,166
Real estate	—	14	97	111
Private equities	—	—	10	10
Cash and other	3	18	—	21
	$420	$2,120	$107	$2,647

26. EMPLOYEE FUTURE BENEFITS (cont’d)

The following table is a reconciliation of changes in the fair value of pension plan assets that have been measured using Level 3 inputs for the years ended December 31, 2016 and 2015.

(in millions)	2016	2015
Balance, beginning of year	$107	$93
Actual return on plan assets held at end of year	8	9
Foreign currency translation impacts	(1)	5
Purchases, sales and settlements	(1)	—
Balance, end of year	$113	$107

The following is a breakdown of the Corporation’s and subsidiaries’ defined benefit pension and OPEB plans and their respective funded status.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Change in benefit obligation (1)
Balance, beginning of year	$2,828	$2,604	$574	$564
Liabilities assumed on acquisition	167	—	111	—
Service costs	66	68	18	17
Employee contributions	17	17	2	1
Interest costs	112	109	23	23
Benefits paid	(119)	(118)	(23)	(21)
Actuarial losses (gains)	45	(102)	(1)	(50)
Past service credits/plan amendments	(10)	—	—	(10)
Foreign currency translation impacts	(69)	250	(28)	50
Balance, end of year (2)	$3,037	$2,828	$676	$574

Change in value of plan assets
Balance, beginning of year	$2,466	$2,216	$181	$154
Assets assumed on acquisition	85	—	65	—
Actual return on plan assets	187	30	13	—
Benefits paid	(119)	(118)	(23)	(21)
Employee contributions	17	17	2	1
Employer contributions	47	99	18	17
Foreign currency translation impacts	(37)	222	(4)	30
Balance, end of year	$2,646	$2,466	$252	$181

Funded status	$(391)	$(362)	$(424)	$(393)

(1)	Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.

(2)	The accumulated benefit obligation for defined benefit pension plans, excluding assumptions about future salary levels, was $2,741 million as at December 31, 2016 (December 31, 2015 - $2,595 million).

26. EMPLOYEE FUTURE BENEFITS (cont’d)

The following table summarizes the employee future benefit assets and liabilities and their classifications on the consolidated balance sheet.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Assets
Defined benefit pension assets:
Long-term other assets (Note 9)	$32	$11	$—	$—

Liabilities
Defined benefit pension liabilities:
Current (Note 13)	13	5	—	—
Long-term other liabilities (Note 16)	410	368	—	—
OPEB plan liabilities:
Current (Note 13)	—	—	13	8
Long-term other liabilities (Note 16)	—	—	411	385
Net liabilities	$391	$362	$424	$393

The net benefit cost for the Corporation’s defined benefit pension plans and OPEB plans were as follows.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Components of net benefit cost
Service costs	$66	$68	$18	$17
Interest costs	112	109	23	23
Expected return on plan assets	(145)	(140)	(12)	(12)
Amortization of actuarial losses	48	57	2	5
Amortization of past service credits/plan amendments	1	2	(10)	(12)
Regulatory adjustments	6	1	9	6
Net benefit cost	$88	$97	$30	$27

26. EMPLOYEE FUTURE BENEFITS (cont’d)

The following table provides the components of accumulated other comprehensive loss and regulatory assets and liabilities, which would otherwise have been recognized as accumulated other comprehensive loss, for the years ended December 31, 2016 and 2015, which have not been recognized as components of net benefit cost.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Unamortized net actuarial losses	$19	$16	$—	$4
Unamortized past service costs	1	1	2	—
Income tax recovery	(5)	(5)	(1)	(1)
Accumulated other comprehensive loss (Note 20)	$15	$12	$1	$3

Net actuarial losses	$479	$513	$53	$41
Past service credits	(11)	—	(31)	(33)
Amount deferred due to actions of regulators	12	23	32	39
	$480	$536	$54	$47

Regulatory assets (Note 8 (ii))	$480	$536	$96	$91
Regulatory liabilities (Note 8 (ii))	—	—	(42)	(44)
Net regulatory assets	$480	$536	$54	$47

The following table provides the components recognized in comprehensive income or as regulatory assets, which would otherwise have been recognized in comprehensive income.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Current year net actuarial losses (gains)	$4	$—	$(2)	$(1)
Past service credits/plan amendments	—	—	—	(1)
Amortization of actuarial gains	—	1	—	—
Income tax recovery	(1)	—	—	—
Total recognized in comprehensive income	$3	$1	$(2)	$(2)

Assets assumed on acquisition	$23	$—	$3	$—
Current year net actuarial (gains) losses	(1)	8	—	(28)
Past service credits/plan amendments	(10)	—	—	(10)
Amortization of actuarial losses	(47)	(56)	(4)	(5)
Amortization of past service costs	(1)	(1)	13	(2)
Foreign currency translation impacts	(9)	49	1	(6)
Regulatory adjustments	(11)	5	(6)	7
Total recognized in regulatory assets	$(56)	$5	$7	$(44)

Net actuarial losses of $1 million are expected to be amortized from accumulated other comprehensive income into net benefit cost in 2017 related to defined benefit pension plans.

Net actuarial losses of $43 million, past service credits of $1 million and regulatory adjustments of $2 million are expected to be amortized from regulatory assets into net benefit cost in 2017 related to defined benefit pension plans. Net actuarial losses of $1 million, past service credits of $10 million and regulatory adjustments of $8 million are expected to be amortized from regulatory assets into net benefit cost in 2017 related to OPEB plans.

26. EMPLOYEE FUTURE BENEFITS (cont’d)

Significant weighted average assumptions	Defined Benefit Pension Plans		OPEB Plans
%	2016	2015	2016	2015
Discount rate during the year (1)	4.08	4.00	4.14	3.95
Discount rate as at December 31	4.00	4.21	4.00	4.12
Expected long-term rate of return on plan assets (2)	6.25	6.25	6.25	6.95
Rate of compensation increase	3.36	3.48	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.70	4.67

(1)	ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.

(2)
Developed by management with assistance from external actuaries using best estimates of expected returns, volatilities and correlations for each class of asset. The best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.

(3)
The projected 2017 weighted average health care cost trend rate is 6.62% for OPEB plans and is assumed to decrease over the next 12 years by 2028 to the weighted average ultimate health care cost trend rate of 4.70% and remain at that level thereafter.

For 2016 the effects of changing the health care cost trend rate by 1% were as follows.

(in millions)	1% increase in rate	1% decrease in rate
Increase (decrease) in accumulated benefit obligation	$89	$(71)
Increase (decrease) in service and interest costs	19	(13)

The following table provides the amount of benefit payments expected to be made over the next 10 years.

	Defined Benefit Pension Payments	OPEB Payments
Year	(in millions)	(in millions)
2017	$133	$24
2018	135	25
2019	140	27
2020	146	28
2021	152	30
2022 - 2026	848	173

During 2017 the Corporation expects to contribute $63 million for defined benefit pension plans and $31 million for OPEB plans.

In 2016 the Corporation expensed $31 million (2015 - $28 million) related to defined contribution pension plans.